ACCRUALS AND OTHER CURRENT LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2025
ACCRUALS AND OTHER CURRENT LIABILITIES
Summary of accrued liabilities and other current liabilities

	As of
	December 31,	As of June 30,
	2024	2025
	US$	US$
Professional service fees	1,182,056	1,398,006
Payroll and related liabilities	1,097,013	1,784,589
Other taxes and surcharge	480,704	467,531
Others	56,265	26,147
	2,816,038	3,676,273